Business combinations - Interest acquired (Details)	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Sep. 30, 2023	May 31, 2023	Apr. 30, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Feb. 28, 2022	Jan. 31, 2022
Dracares Apoio Marítimo e Portuário Ltda. and MB Transportes Aquaviários Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired													51.00%
Flyone Servico Aereo Especializado, Comercio e Servico Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired													51.00%
RG Response S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired													51.00%
Ambipar Response Emergency Services Canada F Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired												100.00%
Ridgeline Canada Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%
Witt O´Briens LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%
Ambipar Response Marine S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							80.00%
Girassol Apoio Marítimo Ltda [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	80.00%
Plimsoll Serviços Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	51.00%
EKMAN - Serviços Ambientais e Oceanograficos Ltda [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	60.00%
DFA Contracting Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%				100.00%
Solução Ambiental Engenharia, Participações e Negócios Ltda. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	51.00%
Zenith Maritima Eireli [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	60.00%
Unidroid Robotica Do Brasil Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	51.00%
1653395 Alberta Ltd ("165 AB")
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		70.00%
Smr Socorro Médico E Resgate Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	70.00%
Ssmr Saude Ocupacional Ltda. Epp [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	70.00%
Ssr Servicos De Seguranca E Resgate Ltda Epp [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	70.00%
Ambipar Response Emergency Medical Services S S/A [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		51.00%
Ambipar Response Emergency Medical Services H S/A [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		70.00%
Ambipar Response Emergency Medical Services R S/A [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		70.00%
Ambipar Response Industrial Robot S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Ambipar Response Maritime Services PDA S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			60.00%
Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				51.00%
Ambipar Response Environmental Consulting Offshore S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						60.00%
Ambipar Response Industrial Services S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						51.00%
Ambipar Response Analytical S/A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired											51.00%
Ambipar Response Fauna e Flora Ltda.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired										100.00%
Ambipar Response Emergency Services Canada G Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired										100.00%
Ambipar Response Tank Cleaning S/A
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired										51.00%